Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 18,474,523	$ 2,373,611	$ 90,107
Total current assets		35,490,873	4,559,875	90,107
Non-current assets
Investment in a subsidiary		8	1	8
Total non-current assets		8	1	8
TOTAL ASSETS		35,490,881	4,559,876	90,115
Current liabilities
Amount due to a fellow subsidiary				373,429
Total current liabilities				373,429
SHAREHOLDERS’ (DEFICIT) EQUITY
Additional paid-in capital		36,376,047	4,673,602	31,196
Accumulated deficit		(577,157)	(74,153)	(314,510)
Accumulated other comprehensive losses		(308,009)	(39,573)
TOTAL SHAREHOLDERS’ EQUITY		35,490,881	4,559,876	(283,314)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		35,490,881	4,559,876	90,115
Related Party [Member]
Current assets
Amount due from a fellow subsidiary		17,016,350	2,186,264
Class A ordinary shares [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary share value	[1]
Class B ordinary shares [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary share value	[1]

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.